LONG-TERM DEBT - Summary of Long-term Debt (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 CAD ($)	Nov. 12, 2019 USD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Feb. 08, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 15,967,000,000						$ 13,390,000,000	$ 13,390,000,000
Deferred transaction costs and discounts	(163,000,000)							(114,000,000)
Less current portion	0						$ (900,000,000)	(900,000,000)
Senior Notes Due 2019 - 2.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000,000
Interest rate	2.80%	2.80%
Senior Notes Due 2019 - 5.380% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	5.38%	5.38%
Senior Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 900,000,000
Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 900,000,000
Interest rate	4.70%	4.70%	4.70%
Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,450,000,000
Interest rate	5.34%	5.34%
Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000
Interest rate	4.00%	4.00%
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	3.00%	3.00%
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 850,000,000
Interest rate	4.10%	4.10%
Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 600,000,000
Interest rate	4.00%	4.00%
Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 700,000,000
Interest rate	3.625%	3.625%
Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	2.90%	2.90%
Senior Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,000,000,000
Interest rate					3.25%	3.25%
Senior Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000
Interest rate	3.25%	3.25%
Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 200,000,000
Interest rate	8.75%	8.75%
Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 350,000,000
Interest rate	7.50%	7.50%
Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 500,000,000
Interest rate	6.68%	6.68%
Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 800,000,000
Interest rate	6.11%	6.11%
Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000,000
Interest rate	6.56%	6.56%
Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 500,000,000
Interest rate	4.50%	4.50%
Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 650,000,000
Interest rate	5.45%	5.45%
Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,050,000,000
Interest rate	5.00%	5.00%
Senior Notes Due 2048
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 750,000,000
Interest rate										4.30%
Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 750,000,000
Interest rate	4.30%	4.30%
Senior Notes Due 2049 - 4.350%
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,250,000,000
Interest rate					4.35%	4.35%
Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,250,000,000
Interest rate	4.35%	4.35%
Senior Notes Due 2049 - 3.700%
Disclosure of detailed information about borrowings [line items]
Principal amount				$ 1,000,000,000
Interest rate				3.70%
Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000
Interest rate	3.70%	3.70%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16,130,000,000							14,404,000,000
Gross carrying amount | Senior Notes Due 2019 - 2.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0							400,000,000
Gross carrying amount | Senior Notes Due 2019 - 5.380% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0							500,000,000
Gross carrying amount | Senior Notes Due 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	0							900,000,000
Gross carrying amount | Senior Notes Due 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450,000,000							1,450,000,000
Gross carrying amount | Senior Notes Due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600,000,000							600,000,000
Gross carrying amount | Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 649,000,000							$ 682,000,000
Gross carrying amount | Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,104,000,000							1,160,000,000
Gross carrying amount | Senior Notes Due 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	600,000,000							600,000,000
Gross carrying amount | Senior Notes Due 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		909,000,000							955,000,000
Gross carrying amount | Senior Notes Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		649,000,000							682,000,000
Gross carrying amount | Senior Notes Due 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,000,000,000							0
Gross carrying amount | Senior Debentures Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		260,000,000							273,000,000
Gross carrying amount | Senior Notes Due 2038 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		455,000,000							478,000,000
Gross carrying amount | Senior Notes Due 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	500,000,000							500,000,000
Gross carrying amount | Senior Notes Due 2040 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	800,000,000							800,000,000
Gross carrying amount | Senior Notes Due 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 400,000,000							$ 400,000,000
Gross carrying amount | Senior Notes Due 2043 - 4.500% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		649,000,000							682,000,000
Gross carrying amount | Senior Notes Due 2043 - 5.450% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		844,000,000							887,000,000
Gross carrying amount | Senior Notes Due 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,365,000,000							1,433,000,000
Gross carrying amount | Senior Notes Due 2048 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		973,000,000							1,022,000,000
Gross carrying amount | Senior Notes Due 2049 - 4.350% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		1,624,000,000							0
Gross carrying amount | Senior Notes Due 2049 - 3.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Long-term debt		$ 1,299,000,000							$ 0